Business Combinations (Details) - Schedule of liability in contingent consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liability in Contingent Consideration [Abstract]
Balance as of January 1	$ 400
Liability arising as result of business combination		$ 496
Payment	$ (400)	(400)
Change in fair value of contingent liability recognized in profit or loss		304
Balance as of December 31		$ 400